ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE
NOTE 7:	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2016	2017

Employees and payroll accruals	$255	$251
Government authorities	621	867
Accrued vacation pay	175	171
Accrued expenses	1,478	2,303
Factoring advance payments	167	120
Capital leases – current portion	271	254
Other	463	358

	$3,430	$4,324